FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 23,416	$ 10,385
Reclamation and closure provision	11,158	$ 4,357
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	23,416
Lease liabilities	482
Credit facility	56,564
Reclamation and closure provision	11,158
Total contractual obligations	91,620
Liquidity risk [Member] | Less than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	23,416
Lease liabilities	120
Credit facility	16,881
Reclamation and closure provision	0
Total contractual obligations	40,417
Liquidity risk [Member] | 1 - 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	137
Credit facility	39,683
Reclamation and closure provision	0
Total contractual obligations	39,820
Liquidity risk [Member] | 4 - 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	110
Credit facility	0
Reclamation and closure provision	0
Total contractual obligations	110
Liquidity risk [Member] | After 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	115
Credit facility	0
Reclamation and closure provision	11,158
Total contractual obligations	$ 11,273